Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Summary of earnings per share, basic

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Net profit attributable to owners of the Company	5,968,466	6,143,222	5,336,331

Weighted average number of ordinary shares in issue (thousands of shares)	10,800,000	10,803,690	10,823,497

Basic earnings per share (RMB per share)	RMB 0.553	RMB 0.569	RMB 0.493

Basic earnings per ADS(RMB per ADS)	RMB 55.264	RMB 56.862	RMB 49.303

Summary of earnings per share, diluted

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	5,968,466	6,143,222	5,336,331

Weighted average number of ordinary shares in issue (thousands of shares)	10,800,000	10,803,690	10,823,497
Adjustments for share options granted (thousands of shares)	8,632	6,179	—

Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,808,632	10,809,869	10,823,497

Diluted earnings per share (RMB per share)	RMB 0.552	RMB 0.568	RMB 0.493

Diluted earnings per ADS (RMB per ADS)(i)	RMB 55.219	RMB 56.830	RMB 49.303

(i)	ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.